Equity (Tables)	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expense
Share-based compensation expenses for equity-classified share options, restricted share units (“RSUs”) and performance-based restricted share units (“PSUs”), in the aggregate, were allocated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(U.S. $ in thousands)		(U.S. $ in thousands)
Cost of revenues	$788	$746	$1,448	$1,454
Research and development, net	1,238	1,557	2,310	2,798
Selling, general and administrative	4,190	3,835	7,743	8,099
Total share-based compensation expenses	$6,216	$6,138	$11,501	$12,351

Schedule of stock option activity
A summary of the Company’s share option activity for the six months ended June 30, 2026 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2026	1,224,196	17.67
Forfeited	(60,550)	23.81
Options outstanding as of June 30, 2026	1,163,646	17.35
Options exercisable as of June 30, 2026	1,144,305	17.45

Schedule of RSUs and PSUs activity
A summary of the Company’s RSUs and PSUs activity for the six months ended June 30, 2026 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2026	4,726,135	10.84
Granted	2,067,768	9.66
Vested	(1,048,255)	11.73
Forfeited	(248,031)	10.70
Unvested as of June 30, 2026	5,497,617	10.23

Schedule of accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2026 and 2025, respectively:

	Six Months Ended June 30, 2026
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	(U.S. $ in thousands)
Balances as of January 1, 2026	$(624)	$(5,573)	$(6,197)
Other comprehensive income (loss) before reclassifications	3,744	(1,651)	2,093
Amounts reclassified from accumulated other comprehensive loss	(457)	—	(457)
Other comprehensive income (loss)	3,287	(1,651)	1,636
Balances as of June 30, 2026	$2,663	$(7,224)	$(4,561)

	Six Months Ended June 30, 2025
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	(U.S. $ in thousands)
Balances as of January 1, 2025	$4,907	$(12,938)	$(8,031)
Other comprehensive income (loss) before reclassifications	(2,177)	6,772	4,595
Amounts reclassified from accumulated other comprehensive loss	(2,782)	—	(2,782)
Other comprehensive income (loss)	(4,959)	6,772	1,813
Balances as of June 30, 2025	$(52)	$(6,166)	$(6,218)